Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights - Key valuation assumptions used to determine the fair value (Details) - Paid-in capital subject to redemption and other preferential rights / Redeemable shares with other preferential rights
Jun. 30, 2020
Weighted average cost of capital
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	12.7
Risk-free interest rate | Minimum.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	1.9
Risk-free interest rate | Maximum.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	2.7
Discount for lack of marketability ("DLOM")
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	8.5
Expected volatility | Minimum.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	35.7
Expected volatility | Maximum.
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Key valuation assumptions to determine the fair value of the paid-in capital subject to redemption and other preferential rights / redeemable shares	53.0